Segment Reporting - Reconciliation of net income of reportable segments to consolidated net income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting
Net gain on other sales	$ 3,581	$ 4,303	$ 5,788
Other income, net	7,109	5,776	5,345
Financial (expense)/income, net	2,362	(87)	4,666
Other corporate items	7,109	5,776	5,345
Less: Income Taxes	(11,576)	(5,892)	(5,137)
Total consolidated net income	51,912	37,899	42,738
Operating segments
Segment Reporting
Total consolidated net income	47,371	28,873	26,205
Unallocated amounts
Segment Reporting
Net gain on other sales	6,887	10,091	11,974
Other income, net	7,109	5,776	5,345
Interest Expenses	(1,702)	(1,813)	(1,021)
Financial (expense)/income, net	2,362	(87)	4,666
Other corporate items	7,109	5,776	5,345
Corporate
Segment Reporting
Other income, net	1,461	951	706
Other corporate items	$ 1,461	$ 951	$ 706